Intangible Asset Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 38,862	$ 5,973	¥ 2,889	¥ 26,136
Amortization expense of intangible assets	¥ 91,145	$ 14,009	¥ 116,903	¥ 120,834